Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Statements [Line Items]
Acquisition of building and equipment by lease	$ 7,593	$ 312
Settlement of convertible debentures	1,315	304
IPA Europe
Statements [Line Items]
Fair value of shares issued pursuant to deferred acquisition payment	$ 0	$ 503